22. Share-based Compensation (Details - RSU's) - Restricted Stock Units R S U [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Restricted stock units at beginning of year (in shares)	879,019	215,809	217,059
Granted (in shares)	107,000	663,460	0
Forfeited (in shares)	0	(250)	(1,250)
Restricted stock units at end of year (in shares)	986,019	879,019	215,809
Weighted Average Grant-Date Fair Value
Restricted stock units at beginning of year (in dollars per share)	$ 38	$ 151	$ 151
Granted (in dollars per share)	3	1
Forfeited (in dollars per share)		185	177
Restricted stock units at end of year (in dollars per share)	$ 34	$ 38	$ 151